CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts		$ 19,783
Notes	$ 22,512	80,886	$ 82,548
Bank and other financial entities loans	60,714	21,544	73,005
Loans for purchase of equipment	1,989	2,875	9,184
Total financial debt proceeds	85,215	125,088	164,737
Bank overdrafts	(1,171)		(20,311)
Notes	(98)	(38,417)	(28,288)
Bank and other financial entities loans	(60,390)	(52,600)	(137,084)
Loans for purchase of equipment	(6,654)	(6,956)	(6,588)
Total payment of debt	(68,313)	(97,973)	(192,271)
Bank overdrafts	(8,409)	(6,229)	(11,664)
Notes	(16,328)	(20,650)	(16,762)
Bank and other financial entities loans	(19,012)	(20,025)	(26,574)
By DFI, purchase of equipment and others	(2,463)	(5,334)	(6,307)
Total payment of interest and related expenses	$ (46,212)	$ (52,238)	$ (61,307)